REALIZED AND UNREALIZED GAIN/(LOSS) ON OIL AND GAS DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments, net	$ 232,020	$ 24,772	$ 2,539
Unrealized gain/(loss) on oil and gas derivative instruments, net	288,977	179,891	(45,100)
Realized and unrealized gain/(loss) on oil and gas derivative instruments	520,997	204,663	(42,561)
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain/(loss) on derivatives	139,929	0	0
Unrealized gain/(loss) on derivatives	121,959	51,286	0
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain/(loss) on derivatives	110,696	24,772	2,539
Unrealized gain/(loss) on derivatives	55,315	126,940	(45,100)
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	(18,605)	0	0
Unrealized MTM adjustment for commodity swap derivatives	$ 111,703	$ 1,665	$ 0